SCHEDULE OF CONSOLIDATED ASSETS AND LIABILITIES INFORMATION OF THE GROUP'S VIE AND CONSOLIDATED REVENUES, NET LOSS AND CASH FLOW INFORMATION (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Other receivables	$ 355	¥ 2,590	¥ 3,350
Amounts due to related parties	$ 21	154	205
Asset Pledged as Collateral [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Other receivables		¥ 389	¥ 704